Subsequent Events (Details) - USD ($)			1 Months Ended
	Oct. 01, 2025	Jul. 16, 2025	Sep. 12, 2025	Aug. 07, 2025	Aug. 13, 2025
Subsequent Events [Line Items]
Reverse share split		1 to 30	1 to 30	1 to 30
Subsequent Events [Member]
Subsequent Events [Line Items]
Aggregate principal amount of convertible note (in Dollars)					$ 61,200,000
Subsequent Events [Member] | Alumni Capital LP [Member]
Subsequent Events [Line Items]
Number of ordinary share issued		40,333	209,986	287,709
Number of share issued as reverse stock split		1,210,000	6,299,577	8,631,283
Subsequent Events [Member] | Hoo Voon Him [Member]
Subsequent Events [Line Items]
Number of ordinary share issued	65,451